T. ROWE PRICE MID-CAP INDEX FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 100.0%
COMMUNICATION SERVICES 6.0%

Diversified Telecommunication Services 0.2%
GCI Liberty, Class A (1)	208	17
		17
Entertainment 2.0%
Liberty Media - Liberty Formula One, Class A (1)	57	2
Liberty Media - Liberty Formula One, Class C (1)	414	15
Lions Gate Entertainment, Class A (1)(2)	123	1
Lions Gate Entertainment, Class B (1)	244	2
Madison Square Garden Entertainment (1)	39	3
Madison Square Garden Sports (1)	40	6
Roku (1)	223	42
Spotify Technology (1)	277	67
World Wrestling Entertainment, Class A	97	4
Zynga, Class A (1)	1,872	17
		159
Interactive Media & Services 2.0%
IAC/InterActiveCorp (1)	158	19
Match Group (1)	461	51
Pinterest, Class A (1)	848	35
TripAdvisor	212	4
Zillow Group, Class A (1)	122	13
Zillow Group, Class C (1)(2)	294	30
		152
Media 1.7%
Altice USA, Class A (1)	643	17
Cable One	11	21
John Wiley & Sons, Class A	91	3
Liberty Broadband, Class A (1)	54	7
Liberty Broadband, Class C (1)	219	31
Liberty Media - Liberty SiriusXM, Class A (1)	181	6
Liberty Media - Liberty SiriusXM, Class C (1)	360	12
New York Times, Class A	343	15

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Nexstar Media Group, Class A	92	8
Sirius XM Holdings (2)	2,488	13
		133
Wireless Telecommunication Services 0.1%
Telephone & Data Systems	212	4
United States Cellular (1)	30	1
		5
Total Communication Services		466
CONSUMER DISCRETIONARY 17.4%

Auto Components 0.3%
Gentex	517	13
Lear	126	14
		27
Automobiles 8.8%
Harley-Davidson	323	8
Tesla (1)	1,559	669
Thor Industries	117	11
		688
Distributors 0.4%
Pool	82	27
		27
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1)	126	19
Chegg (1)	256	19
frontdoor (1)	181	7
Graham Holdings, Class B	8	3
Grand Canyon Education (1)	99	8
H&R Block	406	7
Service Corp. International	362	15
ServiceMaster Global Holdings (1)	279	11
		89
Hotels, Restaurants & Leisure 1.8%
Aramark	482	13
Choice Hotels International	73	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Dunkin' Brands Group	173	14
Extended Stay America	373	5
Hyatt Hotels, Class A	74	4
Planet Fitness, Class A (1)	169	10
Six Flags Entertainment	161	3
Vail Resorts	84	18
Wendy's	378	8
Wyndham Destinations	177	5
Wyndham Hotels & Resorts	193	10
Yum China Holdings	843	45
		141
Household Durables 0.3%
Tempur Sealy International (1)	100	9
Toll Brothers	244	12
		21
Internet & Direct Marketing Retail 0.8%
GrubHub (1)	194	14
Qurate Retail, Series A	803	6
Wayfair, Class A (1)(2)	140	41
		61
Leisure Products 0.7%
Brunswick	166	10
Mattel (1)	725	8
Peloton Interactive, Class A (1)	207	20
Polaris Industries	123	12
		50
Multiline Retail 0.2%
Kohl's	331	6
Nordstrom (2)	228	3
Ollie's Bargain Outlet Holdings (1)	112	10
		19
Specialty Retail 1.6%
AutoNation (1)	124	6
Burlington Stores (1)	138	28
Carvana (1)(2)	115	26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Dick's Sporting Goods	130	7
Five Below (1)	116	15
Floor & Decor Holdings, Class A (1)	197	15
Foot Locker	218	7
Penske Automotive Group	67	3
Vroom (1)	52	3
Williams-Sonoma	162	15
		125
Textiles, Apparel & Luxury Goods 1.4%
Capri Holdings (1)	299	5
Carter's	90	8
Columbia Sportswear	61	5
Lululemon Athletica (1)	239	79
Skechers USA, Class A (1)	282	9
		106
Total Consumer Discretionary		1,354
CONSUMER STAPLES 2.4%

Beverages 0.5%
Boston Beer, Class A (1)	19	17
Keurig Dr Pepper	816	22
		39
Food & Staples Retailing 0.5%
Albertsons, Class A (1)(2)	97	2
Casey's General Stores	78	14
Grocery Outlet Holding (1)	147	6
Sprouts Farmers Market (1)	249	5
U. S. Foods Holding (1)	463	10
		37
Food Products 1.0%
Beyond Meat (1)(2)	109	18
Bunge	285	13
Flowers Foods	411	10
Hain Celestial Group (1)	172	6
Ingredion	142	11
Pilgrim's Pride (1)	111	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Post Holdings (1)	135	11
Seaboard	1	3
TreeHouse Foods (1)	119	5
		79
Household Products 0.2%
Energizer Holdings	131	5
Reynolds Consumer Products	103	3
Spectrum Brands Holdings	89	5
		13
Personal Products 0.2%
Coty, Class A	606	2
Herbalife Nutrition (1)	189	9
Nu Skin Enterprises, Class A	108	5
		16
Total Consumer Staples		184
ENERGY 0.9%

Energy Equipment & Services 0.0%
Helmerich & Payne	220	3
		3
Oil, Gas & Consumable Fuels 0.9%
Antero Midstream	605	3
Cheniere Energy (1)	489	23
Cimarex Energy	212	5
Continental Resources (2)	158	2
EQT	538	7
Equitrans Midstream	861	7
Murphy Oil	307	3
Parsley Energy, Class A	635	6
Targa Resources	486	7
WPX Energy (1)	848	4
		67
Total Energy		70

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

FINANCIALS 9.5%

Banks 1.9%
Associated Banc-Corp	320	4
Bank of Hawaii	83	4
Bank OZK	258	5
BOK Financial	66	3
Commerce Bancshares	212	12
Cullen/Frost Bankers	118	8
East West Bancorp	297	10
First Citizens BancShares, Class A	14	4
First Hawaiian	273	4
First Horizon National	1,151	11
FNB	680	5
PacWest Bancorp	246	4
Pinnacle Financial Partners	156	6
Popular	183	7
Prosperity Bancshares	188	10
Signature Bank	110	9
Sterling Bancorp	418	4
Synovus Financial	308	7
TCF Financial	318	7
Umpqua Holdings	464	5
Webster Financial	189	5
Western Alliance Bancorp	206	6
Wintrust Financial	120	5
		145
Capital Markets 2.5%
Affiliated Managers Group	97	7
Apollo Global Management	360	16
Ares Management, Class A	207	8
Carlyle Group (2)	246	6
Eaton Vance	234	9
Evercore, Class A	83	5
FactSet Research Systems	79	27
Interactive Brokers Group, Class A	152	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

KKR	1,122	39
Lazard, Class A	213	7
LPL Financial Holdings	166	13
Morningstar	46	7
SEI Investments	243	12
TD Ameritrade Holding	548	22
Tradeweb Markets, Class A	173	10
Virtu Financial, Class A	132	3
		198
Consumer Finance 0.6%
Ally Financial	786	20
Credit Acceptance (1)(2)	21	7
LendingTree (1)	17	5
OneMain Holdings	137	4
Santander Consumer USA Holdings	159	3
SLM	790	6
		45
Diversified Financial Services 0.5%
Equitable Holdings	856	16
Jefferies Financial Group	478	8
Voya Financial	265	13
		37
Insurance 3.1%
Alleghany	29	15
American Financial Group	156	10
American National Group	16	1
Arch Capital Group (1)	830	24
Assured Guaranty	170	4
Athene Holding, Class A (1)	244	8
Axis Capital Holdings	175	8
Brighthouse Financial (1)	196	5
Brown & Brown	497	23
CNA Financial	59	2
Erie Indemnity, Class A	53	11
Fidelity National Financial	580	18

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

First American Financial	229	12
GoHealth, Class A (1)	87	1
Hanover Insurance Group	80	7
Kemper	130	9
Lemonade (1)(2)	27	1
Markel (1)	28	27
Mercury General	58	2
Old Republic International	597	9
Primerica	84	10
Reinsurance Group of America	143	14
RenaissanceRe Holdings	106	18
White Mountains Insurance Group	6	5
		244
Mortgage Real Estate Investment Trusts 0.7%
AGNC Investment, REIT	1,169	16
Annaly Capital Management, REIT	2,954	21
New Residential Investment, REIT	874	7
Starwood Property Trust, REIT	577	9
		53
Thrifts & Mortgage Finance 0.2%
MGIC Investment	712	6
New York Community Bancorp	949	8
Rocket, Class A (1)	201	4
TFS Financial	103	2
		20
Total Financials		742
HEALTH CARE 13.2%

Biotechnology 4.7%
ACADIA Pharmaceuticals (1)	231	10
Acceleron Pharma (1)	106	12
Agios Pharmaceuticals (1)	130	5
Alkermes (1)	333	5
Alnylam Pharmaceuticals (1)	242	35
BioMarin Pharmaceutical (1)	380	29
Bluebird Bio (1)	136	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Exact Sciences (1)	314	32
Exelixis (1)	641	16
Global Blood Therapeutics (1)	123	7
Immunomedics (1)	433	37
Ionis Pharmaceuticals (1)	276	13
Iovance Biotherapeutics (1)	285	9
Moderna (1)(2)	601	42
Neurocrine Biosciences (1)	194	19
Sage Therapeutics (1)	108	7
Sarepta Therapeutics (1)	157	22
Seattle Genetics (1)	256	50
United Therapeutics (1)	92	9
		366
Health Care Equipment & Supplies 2.3%
Envista Holdings (1)	337	8
Globus Medical, Class A (1)	156	8
Haemonetics (1)	105	9
Hill-Rom Holdings	141	12
ICU Medical (1)	41	8
Insulet (1)	138	33
Integra LifeSciences Holdings (1)	151	7
Masimo (1)	102	24
Novocure (1)	210	23
Penumbra (1)	68	13
Quidel (1)	79	17
Tandem Diabetes Care (1)	124	14
		176
Health Care Providers & Services 1.2%
Acadia Healthcare (1)	185	5
Amedisys (1)	66	16
Chemed	33	16
Encompass Health	206	13
Guardant Health (1)	157	18
Molina Healthcare (1)	124	23
Oak Street Health (1)	36	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Premier, Class A	130	4
		97
Health Care Technology 1.7%
Change Healthcare (1)	511	8
Livongo Health (1)	116	16
Teladoc Health (1)(2)	151	33
Veeva Systems, Class A (1)	281	79
		136
Life Sciences Tools & Services 2.2%
10X Genomics, Class A (1)	121	15
Adaptive Biotechnologies (1)	160	8
Avantor (1)	942	21
Berkeley Lights (1)	20	2
Bio-Techne	80	20
Bruker	218	9
Charles River Laboratories International (1)	103	23
PPD (1)	333	12
PRA Health Sciences (1)	133	13
QIAGEN (1)	475	25
Repligen (1)	110	16
Syneos Health (1)	146	8
		172
Pharmaceuticals 1.1%
Elanco Animal Health (1)	845	23
Horizon Therapeutics (1)	410	32
Jazz Pharmaceuticals (1)	114	16
Nektar Therapeutics (1)	366	6
Reata Pharmaceuticals, Class A (1)	50	5
		82
Total Health Care		1,029
INDUSTRIALS & BUSINESS SERVICES 10.9%

Aerospace & Defense 1.0%
Axon Enterprise (1)	131	12
BWX Technologies	201	11
Curtiss-Wright	88	8

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

HEICO	94	10
HEICO, Class A	164	15
Hexcel	176	6
Mercury Systems (1)	115	9
Spirit AeroSystems Holdings, Class A	221	4
Virgin Galactic Holdings (1)(2)	127	2
		77
Air Freight & Logistics 0.2%
XPO Logistics (1)	192	16
		16
Airlines 0.1%
Copa Holdings, Class A	66	3
JetBlue Airways (1)	568	7
		10
Building Products 0.8%
Armstrong Worldwide Industries	101	7
AZEK (1)	85	3
Lennox International	73	20
Owens Corning	226	16
Trex (1)	244	17
		63
Commercial Services & Supplies 0.6%
ADT	324	3
Clean Harbors (1)	109	6
IAA (1)	283	15
MSA Safety	77	10
Stericycle (1)	193	12
		46
Construction & Engineering 0.2%
AECOM (1)	322	14
Valmont Industries	44	5
		19
Electrical Equipment 1.1%
Acuity Brands	83	8
Generac Holdings (1)	129	25

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

GrafTech International	143	1
Hubbell	114	16
nVent Electric	328	6
Regal Beloit	86	8
Sensata Technologies Holding (1)	326	14
Vertiv Holdings (1)	463	8
		86
Industrial Conglomerates 0.2%
Carlisle	114	14
		14
Machinery 2.2%
AGCO	130	10
Allison Transmission Holdings	238	8
Colfax (1)	209	7
Crane	103	5
Donaldson	268	12
Gates Industrial (1)	94	1
Graco	349	21
ITT	182	11
Lincoln Electric Holdings	121	11
Middleby (1)	116	10
Nordson	121	23
Oshkosh	143	11
Timken	134	7
Toro	226	19
Trinity Industries	191	4
Woodward	118	10
		170
Marine 0.1%
Kirby (1)	126	5
		5
Professional Services 1.7%
CoreLogic	167	11
CoStar Group (1)	82	69
Dun & Bradstreet Holdings (1)	181	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

FTI Consulting (1)	76	8
ManpowerGroup	122	9
TransUnion	400	34
		136
Road & Rail 2.0%
AMERCO	19	7
Knight-Swift Transportation Holdings	264	11
Landstar System	81	10
Lyft, Class A (1)(2)	503	14
Ryder System	111	4
Schneider National, Class B	124	3
Uber Technologies (1)	2,905	106
		155
Trading Companies & Distributors 0.6%
Air Lease	225	7
HD Supply Holdings (1)	339	14
MSC Industrial Direct, Class A	94	6
Univar Solutions (1)	352	6
Watsco	69	16
		49
Transportation Infrastructure 0.1%
Macquarie Infrastructure	155	4
		4
Total Industrials & Business Services		850
INFORMATION TECHNOLOGY 28.2%

Communications Equipment 0.5%
Ciena (1)	322	13
CommScope Holding (1)	408	4
EchoStar, Class A (1)	101	2
Lumentum Holdings (1)	158	12
Ubiquiti	18	3
ViaSat (1)	122	4
		38
Electronic Equipment, Instruments & Components 1.6%
Arrow Electronics (1)	162	13

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Avnet	207	5
Cognex	348	22
Coherent (1)	51	6
Dolby Laboratories, Class A	133	9
Jabil	310	10
Littelfuse	50	9
National Instruments	272	10
SYNNEX	88	12
Trimble (1)	527	26
		122
IT Services 6.5%
Alliance Data Systems	99	4
Amdocs	280	16
BigCommerce Holdings, Series 1 (1)(2)	19	1
Black Knight (1)	318	28
Booz Allen Hamilton Holding	285	24
CACI International, Class A (1)	52	11
EPAM Systems (1)	112	36
Euronet Worldwide (1)	106	10
Fastly, Class A (1)(2)	166	15
Genpact	396	15
GoDaddy, Class A (1)	350	27
MongoDB (1)(2)	106	24
Okta (1)	242	52
Sabre	582	4
Science Applications International	123	10
Square, Class A (1)	779	127
StoneCo, Class A (1)	378	20
Switch, Class A	186	3
Twilio, Class A (1)	288	71
WEX (1)	92	13
		511
Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic (1)	123	8
Cree (1)	228	14
Enphase Energy (1)	223	18

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Entegris	283	21
First Solar (1)	195	13
Inphi (1)	101	11
Marvell Technology Group	1,388	55
MKS Instruments	115	13
Monolithic Power Systems	92	26
ON Semiconductor (1)	856	19
SolarEdge Technologies (1)	103	25
Universal Display	90	16
		239
Software 15.9%
2U (1)(2)	143	5
Alteryx, Class A (1)(2)	112	13
Anaplan (1)	275	17
Aspen Technology (1)	143	18
Atlassian, Class A (1)	268	49
Avalara (1)	174	22
Bill. com Holdings (1)	115	11
CDK Global	257	11
Ceridian HCM Holding (1)	224	18
Cloudflare, Class A (1)	230	9
Coupa Software (1)	140	38
Crowdstrike Holdings, Class A (1)	319	44
Datadog, Class A (1)	322	33
DocuSign (1)	375	81
Dropbox, Class A (1)	518	10
Duck Creek Technologies (1)	30	1
Dynatrace (1)	385	16
Elastic (1)	137	15
Everbridge (1)(2)	72	9
Fair Isaac (1)	59	25
FireEye (1)	462	6
Five9 (1)	130	17
Globant (1)	81	14
Guidewire Software (1)	175	18
HubSpot (1)	87	25

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Jamf Holding (1)	42	2
Manhattan Associates (1)	134	13
Medallia (1)(2)	173	5
nCino (1)	16	1
New Relic (1)	106	6
Nuance Communications (1)	593	20
Nutanix, Class A (1)	376	8
PagerDuty (1)(2)	145	4
Palo Alto Networks (1)	199	49
Paylocity Holding (1)	73	12
Pegasystems	83	10
Pluralsight, Class A (1)	220	4
Proofpoint (1)	120	13
PTC (1)	220	18
RealPage (1)	185	11
RingCentral, Class A (1)	163	45
Slack Technologies, Class A (1)(2)	803	22
Smartsheet, Class A (1)	233	11
SolarWinds (1)	98	2
Splunk (1)	335	63
SS&C Technologies Holdings	473	29
Teradata (1)	232	5
Trade Desk, Class A (1)(2)	87	45
VMware, Class A (1)	167	24
Workday, Class A (1)	361	78
Zendesk (1)	239	25
Zoom Video Communications, Class A (1)	352	165
Zscaler (1)	148	21
		1,236
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Class C (1)	529	36
NCR (1)	268	6
Pure Storage, Class A (1)(2)	509	8
		50
Total Information Technology		2,196

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

MATERIALS 3.1%

Chemicals 1.3%
Ashland Global Holdings	117	8
Axalta Coating Systems (1)	444	10
Cabot	117	4
Chemours (2)	345	7
Element Solutions (1)	458	5
Huntsman	422	9
NewMarket	14	5
Olin	301	4
RPM International	270	22
Scotts Miracle-Gro	85	13
Valvoline	391	7
Westlake Chemical	72	5
WR Grace	119	5
		104
Construction Materials 0.1%
Eagle Materials	88	8
		8
Containers & Packaging 1.0%
AptarGroup	136	15
Ardagh Group	39	1
Berry Global Group (1)	280	14
Crown Holdings (1)	274	21
Graphic Packaging Holding	586	8
Silgan Holdings	166	6
Sonoco Products	211	11
		76
Metals & Mining 0.7%
Reliance Steel & Aluminum	134	14
Royal Gold	138	16
Southern Copper	174	8
Steel Dynamics	422	12
		50
Total Materials		238

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

REAL ESTATE 6.7%

Equity Real Estate Investment Trusts 6.5%
American Campus Communities, REIT	289	10
American Homes 4 Rent, Class A, REIT	548	16
Americold Realty Trust, REIT	422	15
Apple Hospitality, REIT	442	4
Brandywine Realty Trust, REIT	363	4
Brixmor Property Group, REIT	625	7
Brookfield Property, Class A, REIT (2)	120	2
Camden Property Trust, REIT	199	18
CoreSite Realty, REIT	85	10
Corporate Office Properties Trust, REIT	237	6
Cousins Properties, REIT	312	9
CubeSmart, REIT	408	13
CyrusOne, REIT	243	17
Douglas Emmett, REIT	351	9
Empire State Realty Trust, Class A, REIT	309	2
EPR Properties, REIT	156	4
Equity Commonwealth, REIT	246	7
Equity LifeStyle Properties, REIT	367	23
First Industrial Realty Trust, REIT	266	11
Gaming and Leisure Properties, REIT	434	16
Healthcare Trust of America, Class A, REIT	459	12
Highwoods Properties, REIT	217	7
Hudson Pacific Properties, REIT	317	7
Invitation Homes, REIT	1,181	33
JBG SMITH Properties, REIT	257	7
Kilroy Realty, REIT	242	13
Lamar Advertising, Class A, REIT	181	12
Life Storage, REIT	99	10
Medical Properties Trust, REIT	1,094	19
National Retail Properties, REIT	361	12
Omega Healthcare Investors, REIT	475	14
Outfront Media, REIT	302	4
Paramount Group, REIT	399	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Park Hotels & Resorts, REIT	495	5
Rayonier, REIT	277	7
Rexford Industrial Realty, REIT	260	12
Spirit Realty Capital, REIT	217	7
STORE Capital, REIT	490	13
Sun Communities, REIT	204	29
Taubman Centers, REIT	127	4
VEREIT, REIT	2,278	15
VICI Properties, REIT	1,125	26
Weingarten Realty Investors, REIT	256	4
WP Carey, REIT	361	24
		502
Real Estate Management & Development 0.2%
Howard Hughes (1)	82	5
Jones Lang LaSalle	109	10
		15
Total Real Estate		517
UTILITIES 1.7%

Electric Utilities 0.8%
Avangrid	120	6
Hawaiian Electric Industries	226	7
IDACORP	106	8
OGE Energy	422	13
PG&E (1)	2,726	26
		60
Gas Utilities 0.3%
National Fuel Gas	183	7
UGI	439	15
		22
Independent Power & Renewable Electricity Producers 0.3%
Vistra	1,030	19
		19
Multi-Utilities 0.1%
MDU Resources	421	10
		10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)
Water Utilities 0.2%
Essential Utilities	472	19
		19
Total Utilities		130
Total Common Stocks (Cost $5,281)		7,776

SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS 0.1%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4)	10,154	10
Total Short-Term Investments (Cost $10)		10

SECURITIES LENDING COLLATERAL 4.2%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4.2%
Short-Term Funds 4.2%
T. Rowe Price Short-Term Fund, 0.13% (3)(4)	32,804	328
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		328
Total Securities Lending Collateral (Cost $328)		328

Total Investments in Securities 104.3%
(Cost $5,619)		$8,114
Other Assets Less Liabilities (4.3)%		(337)
Net Assets 100.0%		$7,777

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Affiliated Companies
(4)	Seven-day yield
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Government
Reserve Fund		$—		$—		$—
T. Rowe Price Short-Term Fund		—		—		—++
Totals	$	—#		$—	$	—+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/19	Cost		Cost		9/30/20
T. Rowe Price Government
Reserve Fund	$4		¤	¤ $		10
T. Rowe Price Short-Term
Fund	694		¤	¤		328
Total						$338^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $338.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE MID-CAP INDEX FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.